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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-09685

                         Pioneer High Yield Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer High Yield Fund

 Schedule of Investments 7/31/2015

 Principal Amount ($)

 Floating

 Rate (b)

 (unaudited)

 Value

 CONVERTIBLE CORPORATE BONDS - 13.4%

 Energy - 0.8%

 Oil & Gas Equipment & Services - 0.1%

 2,170,000

 SEACOR Holdings, Inc., 3.0%, 11/15/28

 $

 1,779,400

 Oil & Gas Exploration & Production - 0.7%

 3,365,000

 American Energy - Utica LLC, 3.5% (3.50% Cash, 0.00% PIK), 3/1/21 (144A) (PIK)

 $

 1,009,500

 7,525,000

 Cobalt International Energy, Inc., 2.625%, 12/1/19

 5,051,156

 475,000

 Energy XXI, Ltd., 3.0%, 12/15/18

 61,453

 3,120,000

 Whiting Petroleum Corp., 1.25%, 4/1/20 (144A)

 2,700,750

 $

 8,822,859

 Coal & Consumable Fuels - 0.0% †

 4,705,000

 Alpha Natural Resources, Inc., 3.75%, 12/15/17 (f)

 $

 141,150

 Total Energy

 $

 10,743,409

 Materials - 0.3%

 Diversified Metals & Mining - 0.3%

 3,805,000

 RTI International Metals, Inc., 1.625%, 10/15/19

 $

 4,026,166

 Total Materials

 $

 4,026,166

 Capital Goods - 1.1%

 Aerospace & Defense - 0.1%

 2,150,000

 The KEYW Holding Corp., 2.5%, 7/15/19

 $

 1,765,688

 Electrical Components & Equipment - 1.0%

 10,874,000

 General Cable Corp., 4.5%, 11/15/29 (Step)

 $

 8,135,111

 4,825,000

 SolarCity Corp., 1.625%, 11/1/19 (144A)

 4,680,250

 $

 12,815,361

 Total Capital Goods

 $

 14,581,049

 Consumer Durables & Apparel - 1.9%

 Homebuilding - 1.4%

 11,400,000

 KB Home, 1.375%, 2/1/19

 $

 11,008,125

 3,015,000

 Lennar Corp., 2.75%, 12/15/20 (144A)

 7,200,197

 $

 18,208,322

 Housewares & Specialties - 0.5%

 5,470,000

 Jarden Corp., 1.125%, 3/15/34

 $

 6,765,706

 Total Consumer Durables & Apparel

 $

 24,974,028

 Consumer Services - 0.4%

 Specialized Consumer Services - 0.4%

 2,710,000

 Ascent Capital Group, Inc., 4.0%, 7/15/20

 $

 2,178,162

 2,195,000

 Carriage Services, Inc., 2.75%, 3/15/21

 2,621,653

 $

 4,799,815

 Total Consumer Services

 $

 4,799,815

 Media - 0.3%

 Broadcasting - 0.3%

 4,425,000

 Liberty Media Corp., 1.375%, 10/15/23

 $

 4,270,125

 Total Media

 $

 4,270,125

 Retailing - 0.5%

 Internet Retail - 0.5%

 7,455,000

 Shutterfly, Inc., 0.25%, 5/15/18

 $

 7,305,900

 Total Retailing

 $

 7,305,900

 Health Care Equipment & Services - 1.4%

 Health Care Equipment - 0.9%

 5,985,000

 Insulet Corp., 2.0%, 6/15/19

 $

 6,007,444

 2,355,000

 NuVasive, Inc., 2.75%, 7/1/17

 3,298,472

 2,610,000

 Wright Medical Group, Inc., 2.0%, 2/15/20 (144A)

 2,758,444

 $

 12,064,360

 Health Care Supplies - 0.5%

 3,380,000

 Alere, Inc., 3.0%, 5/15/16

 $

 3,998,962

 3,015,000

 Endologix, Inc., 2.25%, 12/15/18

 2,851,059

 $

 6,850,021

 Total Health Care Equipment & Services

 $

 18,914,381

 Pharmaceuticals, Biotechnology & Life Sciences - 3.2%

 Biotechnology - 2.0%

 1,920,000

 BioMarin Pharmaceutical, Inc., 1.5%, 10/15/20

 $

 3,229,200

 3,380,000

 Cepheid, 1.25%, 2/1/21

 3,743,350

 2,615,000

 Corsicanto, Ltd., 3.5%, 1/15/32

 2,655,859

 6,697,000

 Emergent BioSolutions, Inc., 2.875%, 1/15/21

 8,245,681

 1,420,000

 Immunomedics, Inc., 4.75%, 2/15/20 (144A)

 1,074,762

 3,520,000

 Ironwood Pharmaceuticals, Inc., 2.25%, 6/15/22 (144A)

 3,183,400

 4,538,000

 PDL BioPharma, Inc., 4.0%, 2/1/18

 4,155,106

 $

 26,287,358

 Pharmaceuticals - 1.2%

 4,725,000

 Impax Laboratories, Inc., 2.0%, 6/15/22 (144A)

 $

 4,866,750

 2,050,000

 Jazz Investments I, Ltd., 1.875%, 8/15/21 (144A)

 2,490,750

 2,625,000

 The Medicines Co., 2.5%, 1/15/22 (144A)

 3,015,469

 7,215,000

 Theravance, Inc., 2.125%, 1/15/23

 6,204,900

 $

 16,577,869

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 42,865,227

 Software & Services - 2.6%

 Internet Software & Services - 1.0%

 2,055,000

 Twitter, Inc., 0.25%, 9/15/19 (144A)

 $

 1,808,400

 5,145,000

 WebMD Health Corp., 1.5%, 12/1/20

 5,408,681

 5,995,000

 WebMD Health Corp., 2.5%, 1/31/18

 6,096,166

 $

 13,313,247

 Data Processing & Outsourced Services - 0.5%

 6,345,000

 Cardtronics, Inc., 1.0%, 12/1/20

 $

 6,368,794

 Application Software - 1.0%

 2,470,000

 Citrix Systems, Inc., 0.5%, 4/15/19

 $

 2,656,794

 5,815,000

 Mentor Graphics Corp., 4.0%, 4/1/31

 7,719,412

 3,139,000

 Nuance Communications, Inc., 1.5%, 11/1/35

 3,329,302

 $

 13,705,508

 Systems Software - 0.1%

 595,000

 FireEye, Inc., 1.0%, 6/1/35 (144A)

 $

 609,875

 595,000

 FireEye, Inc., 1.625%, 6/1/35 (144A)

 607,272

 800,000

 Proofpoint, Inc., 0.75%, 6/15/20 (144A)

 870,500

 $

 2,087,647

 Total Software & Services

 $

 35,475,196

 Technology Hardware & Equipment - 0.4%

 Communications Equipment - 0.2%

 2,595,000

 Brocade Communications Systems, Inc., 1.375%, 1/1/20 (144A)

 $

 2,562,562

 Electronic Components - 0.2%

 3,755,000

 Vishay Intertechnology, Inc., 2.25%, 5/15/41 (144A)

 $

 2,757,578

 Total Technology Hardware & Equipment

 $

 5,320,140

 Semiconductors & Semiconductor Equipment - 0.7%

 Semiconductor Equipment - 0.4%

 2,605,000

 SunEdison, Inc., 2.625%, 6/1/23 (144A)

 $

 2,355,897

 2,400,000

 SunEdison, Inc., 3.375%, 6/1/25 (144A)

 2,188,500

 $

 4,544,397

 Semiconductors - 0.3%

 3,840,000

 ON Semiconductor Corp., 1.0%, 12/1/20 (144A)

 $

 3,708,000

 711,000

 ON Semiconductor Corp., 2.625%, 12/15/26

 836,314

 $

 4,544,314

 Total Semiconductors & Semiconductor Equipment

 $

 9,088,711

 TOTAL CONVERTIBLE CORPORATE BONDS

 (Cost $185,371,295)

 $

 182,364,147

 PREFERRED STOCKS - 2.7%

 Transportation - 0.3%

 Air Freight & Logistics - 0.3%

 4,940

 CEVA Group Plc, 12/31/14 (c) *

 $

 3,655,637

 Total Transportation

 $

 3,655,637

 Banks - 0.7%

 Diversified Banks - 0.7%

 317,327

 7.12

 Citigroup, Inc., Floating Rate Note (Perpetual)

 $

 8,869,290

 Total Banks

 $

 8,869,290

 Diversified Financials - 1.3%

 Consumer Finance - 0.9%

 3,225

 Ally Financial, Inc., 7.0% (Perpetual) (144A)

 $

 3,290,810

 358,975

 8.12

 GMAC Capital Trust I, Floating Rate Note, 2/15/40

 9,415,914

 $

 12,706,724

 Investment Banking & Brokerage - 0.4%

 189,000

 7.12

 Morgan Stanley, Floating Rate Note (Perpetual)

 $

 5,288,220

 Total Diversified Financials

 $

 17,994,944

 Insurance - 0.0% †

 Reinsurance - 0.0% †

 33,500

 Lorenz Re, Ltd., Variable Rate Notes, (Perpetual) * (e)

 $

 83,750

 Total Insurance

 $

 83,750

 Utilities - 0.4%

 Electric Utilities - 0.4%

 214,000

 PPL Capital Funding, Inc., 5.9%, 4/30/73

 $

 5,497,660

 Total Utilities

 $

 5,497,660

 TOTAL PREFERRED STOCKS

 (Cost $34,831,228)

 $

 36,101,281

 CONVERTIBLE PREFERRED STOCKS - 1.3%

 Energy - 0.1%

 Oil & Gas Exploration & Production - 0.1%

 715

 Halcon Resources Corp., (Perpetual) (c)

 $

 126,198

 20,400

 Penn Virginia Corp., 6.0% (Perpetual) (144A)

 265,608

 33,162

 SandRidge Energy, Inc., 7.0% (Perpetual)

 493,285

 $

 885,091

 Total Energy

 $

 885,091

 Consumer Durables & Apparel - 0.9%

 Home Furnishings - 0.9%

 143,000

 Sealy Corp., 8.0%, 7/15/16 (4.0% cash, 4.0% PIK) (PIK) (e)

 $

 12,627,872

 Total Consumer Durables & Apparel

 $

 12,627,872

 Health Care Equipment & Services - 0.1%

 Health Care Supplies - 0.1%

 6,508

 Alere, Inc., 3.0% (Perpetual)

 $

 2,158,834

 Total Health Care Equipment & Services

 $

 2,158,834

 Banks - 0.2%

 Diversified Banks - 0.2%

 2,000

 Wells Fargo & Co., 7.5% (Perpetual)

 $

 2,384,220

 Total Banks

 $

 2,384,220

 TOTAL CONVERTIBLE PREFERRED STOCKS

 (Cost $20,252,856)

 $

 18,056,017

 Shares

 COMMON STOCKS - 7.5%

 Energy - 0.6%

 Oil & Gas Exploration & Production - 0.4%

 2,922,773

 Halcon Resources Corp. *

 $

 3,215,050

 137,800

 Marathon Oil Corp.

 2,895,178

 62,696

 SandRidge Energy, Inc. *

 32,414

 $

 6,142,642

 Oil & Gas Refining & Marketing - 0.2%

 39,932

 Marathon Petroleum Corp. *

 $

 2,183,082

 Total Energy

 $

 8,325,724

 Materials - 0.9%

 Commodity Chemicals - 0.7%

 127,734

 Axiall Corp.

 $

 3,759,212

 51,171

 LyondellBasell Industries NV

 4,801,375

 $

 8,560,587

 Diversified Metals & Mining - 0.2%

 264,669

 Freeport-McMoRan, Inc.

 $

 3,109,861

 Total Materials

 $

 11,670,448

 Capital Goods - 1.0%

 Aerospace & Defense - 0.2%

 42,036

 Orbital ATK, Inc.

 $

 2,982,454

 Electrical Components & Equipment - 0.2%

 129,270

 General Cable Corp.

 $

 2,109,686

 Construction & Farm Machinery & Heavy Trucks - 0.3%

 482,433

 Commercial Vehicle Group, Inc. *

 $

 2,851,179

 68,197

 Joy Global, Inc.

 1,801,083

 $

 4,652,262

 Industrial Machinery - 0.3%

 131,756

 Kennametal, Inc.

 $

 4,175,348

 73,714

 Liberty Tire Recycling LLC (g)

 737

 $

 4,176,085

 Total Capital Goods

 $

 13,920,487

 Commercial Services & Supplies - 0.0% †

 Diversified Support Services - 0.0% †

 53

 IAP Worldwide Services, Inc.

 $

 42,412

 Total Commercial Services & Supplies

 $

 42,412

 Transportation - 0.6%

 Air Freight & Logistics - 0.1%

 2,282

 CEVA Group Plc *

 $

 1,688,724

 Airlines - 0.5%

 103,547

 United Continental Holdings, Inc. *

 $

 5,839,015

 Total Transportation

 $

 7,527,739

 Automobiles & Components - 0.8%

 Automobile Manufacturers - 0.8%

 704,311

 Ford Motor Co.

 $

 10,444,932

 Total Automobiles & Components

 $

 10,444,932

 Consumer Services - 0.3%

 Restaurants - 0.3%

 71,122

 Starbucks Corp.

 $

 4,120,097

 Education Services - 0.0% †

 13,966

 Cengage Learning Holdings II LP

 $

 393,380

 Total Consumer Services

 $

 4,513,477

 Health Care Equipment & Services - 0.7%

 Health Care Services - 0.0% †

 255,259

 BioScrip, Inc. *

 $

 640,700

 Managed Health Care - 0.7%

 36,017

 Aetna, Inc.

 $

 4,068,840

 32,251

 Cigna Corp.

 4,646,079

 $

 8,714,919

 Total Health Care Equipment & Services

 $

 9,355,619

 Pharmaceuticals, Biotechnology & Life Sciences - 0.8%

 Life Sciences Tools & Services - 0.8%

 15,278

 Bio-Rad Laboratories, Inc. *

 $

 2,303,006

 58,225

 Thermo Fisher Scientific, Inc.

 8,124,134

 $

 10,427,140

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 10,427,140

 Banks - 0.0% †

 Diversified Banks - 0.0% †

 10,375

 JPMorgan Chase & Co.

 $

 710,999

 Total Banks

 $

 710,999

 Diversified Financials - 0.1%

 Consumer Finance - 0.1%

 14,940

 Capital One Financial Corp.

 $

 1,214,622

 Total Diversified Financials

 $

 1,214,622

 Real Estate - 0.9%

 Specialized REIT - 0.2%

 117,160

 Communications Sales & Leasing, Inc.

 $

 2,442,786

 Real Estate Operating Companies - 0.7%

 399,971

 Forest City Enterprises, Inc. *

 $

 9,339,323

 Total Real Estate

 $

 11,782,109

 Technology Hardware & Equipment - 0.8%

 Computer Storage & Peripherals - 0.2%

 103,800

 EMC Corp.

 $

 2,791,182

 Technology Hardware, Storage & Peripherals - 0.4%

 171,011

 NCR Corp. *

 $

 4,709,643

 Electronic Manufacturing Services - 0.2%

 54,309

 TE Connectivity, Ltd.

 $

 3,308,504

 Total Technology Hardware & Equipment

 $

 10,809,329

 Telecommunication Services - 0.0% †

 Integrated Telecommunication Services - 0.0% †

 87,633

 Windstream Holdings, Inc.

 $

 425,020

 Total Telecommunication Services

 $

 425,020

 TOTAL COMMON STOCKS

 (Cost $72,888,773)

 $

 101,170,057

 Principal Amount ($)

 ASSET BACKED SECURITIES - 0.1%

 Consumer Services - 0.0% †

 Hotels, Resorts & Cruise Lines - 0.0% †

 282,596

 Westgate Resorts 2012-A LLC, 3.75%, 8/20/25 (144A)

 $

 285,447

 Total Consumer Services

 $

 285,447

 Banks - 0.1%

 Thrifts & Mortgage Finance - 0.1%

 1,000,000

 VOLT XXV LLC, 4.5%, 6/26/45 (Step) (144A)

 $

 980,810

 Total Banks

 $

 980,810

 TOTAL ASSET BACKED SECURITIES

 (Cost $1,263,476)

 $

 1,266,257

 COLLATERALIZED MORTGAGE OBLIGATIONS - 1.9%

 Banks - 1.9%

 Thrifts & Mortgage Finance - 1.9%

 2,000,000

 5.97

 Banc of America Commercial Mortgage Trust 2007-5, Floating Rate Note, 2/10/51

 $

 2,051,600

 1,150,000

 5.71

 Bear Stearns Commercial Mortgage Securities Trust 2007-PWR16, Floating Rate Note, 6/11/40 (144A)

 1,147,562

 107,943

 4.45

 CAM Mortgage Trust 2014-2, Floating Rate Note, 5/15/48 (144A)

 107,981

 1,475,000

 0.00

 CFCRE 2015-RUM Mortgage Trust, Floating Rate Note, 7/15/17 (144A)

 1,474,999

 2,500,000

 3.21

 Citigroup Commercial Mortgage Trust 2014-GC23 REMICS, Floating Rate Note, 7/12/47 (144A)

 1,828,142

 1,935,000

 5.96

 COBALT CMBS Commercial Mortgage Trust 2007-C3, Floating Rate Note, 5/15/46

 1,817,584

 595,000

 5.96

 COBALT CMBS Commercial Mortgage Trust 2007-C3, Floating Rate Note, 5/15/46

 524,665

 2,650,000

 3.69

 COMM 2014-KYO Mortgage Trust, Floating Rate Note, 6/11/27 (144A)

 2,642,606

 3,000,000

 0.00

 CSMC Trust 2015-SAND MZ, Floating Rate Note, 8/15/30 (144A)

 3,000,000

 720,154

 Global Mortgage Securitization, Ltd., 5.25%, 11/25/32 (144A)

 693,038

 2,513,900

 5.00

 GMAT 2013-1 Trust, Floating Rate Note, 8/25/53

 2,408,925

 2,000,000

 4.94

 GS Mortgage Securities Corp II Series 2005-GG4, Floating Rate Note, 7/10/39

 1,961,262

 920,285

 Homeowner Assistance Program Reverse Mortgage Loan Trust 2013-RM1, 4.0%, 5/26/53 (144A)

 904,180

 4,270,000

 3.79

 JP Morgan Chase Commercial Mortgage Securities Trust 2014-INN, Floating Rate Note, 6/15/29 (144A)

 4,253,783

 400,000

 5.58

 Springleaf Mortgage Loan Trust 2013-1, Floating Rate Note, 6/25/58 (144A)

 412,187

 $

 25,228,514

 Total Banks

 $

 25,228,514

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost $25,169,944)

 $

 25,228,514

 CORPORATE BONDS - 62.4%

 Energy - 12.3%

 Oil & Gas Drilling - 0.3%

 1,690,000

 Offshore Group Investment, Ltd., 7.5%, 11/1/19

 $

 904,150

 2,995,000

 Parker Drilling Co., 7.5%, 8/1/20

 2,605,650

 $

 3,509,800

 Oil & Gas Equipment & Services - 0.7%

 2,080,000

 Calfrac Holdings LP, 7.5%, 12/1/20 (144A)

 $

 1,716,000

 5,175,000

 Exterran Partners LP, 6.0%, 10/1/22

 4,631,625

 2,750,000

 Exterran Partners LP, 6.0%, 4/1/21

 2,509,375

 1,545,000

 Key Energy Services, Inc., 6.75%, 3/1/21

 757,050

 $

 9,614,050

 Oil & Gas Exploration & Production - 8.6%

 3,360,000

 Antero Resources Corp., 6.0%, 12/1/20

 $

 3,402,000

 2,150,000

 Carrizo Oil & Gas, Inc., 7.5%, 9/15/20

 2,160,750

 2,945,000

 Chaparral Energy, Inc., 8.25%, 9/1/21

 1,767,000

 8,435,000

 Chesapeake Energy Corp., 5.375%, 6/15/21

 7,085,400

 3,580,000

 Comstock Resources, Inc., 9.5%, 6/15/20

 1,324,600

 3,675,000

 Concho Resources, Inc., 5.5%, 4/1/23

 3,675,000

 2,925,000

 Concho Resources, Inc., 6.5%, 1/15/22

 3,023,719

 4,670,000

 Denbury Resources, Inc., 5.5%, 5/1/22

 3,700,975

 13,000,000

 EP Energy LLC, 9.375%, 5/1/20

 13,422,500

 5,205,000

 EPL Oil & Gas, Inc., 8.25%, 2/15/18

 2,524,425

 7,615,000

 Gulfport Energy Corp., 7.75%, 11/1/20

 7,805,375

 5,605,000

 Halcon Resources Corp., 8.875%, 5/15/21

 2,914,600

 3,470,000

 Hilcorp Energy I LP, 5.75%, 10/1/25 (144A)

 3,296,500

 4,975,000

 Legacy Reserves LP, 6.625%, 12/1/21

 3,855,625

 12,635,000

 Linn Energy LLC, 6.25%, 11/1/19

 7,652,009

 220,000

 Linn Energy LLC, 7.75%, 2/1/21

 128,700

 4,480,000

 Memorial Production Partners LP, 7.625%, 5/1/21

 3,763,200

 2,190,000

 Midstates Petroleum Co., Inc., 9.25%, 6/1/21

 755,550

 8,170,000

 Noble Energy, Inc., 5.875%, 6/1/22

 8,765,201

 1,430,000

 Northern Oil and Gas, Inc., 8.0%, 6/1/20

 1,258,400

 2,240,000

 Northern Oil and Gas, Inc., 8.0%, 6/1/20 (144A)

 1,971,200

 2,820,000

 Oasis Petroleum, Inc., 6.5%, 11/1/21

 2,566,200

 4,860,000

 PDC Energy, Inc., 7.75%, 10/15/22

 5,011,875

 2,860,000

 Penn Virginia Corp., 7.25%, 4/15/19

 1,222,650

 4,480,000

 Penn Virginia Corp., 8.5%, 5/1/20

 2,105,600

 1,300,000

 Sanchez Energy Corp., 6.125%, 1/15/23

 1,053,000

 3,775,000

 Sanchez Energy Corp., 7.75%, 6/15/21

 3,397,500

 8,170,000

 Swift Energy Co., 7.875%, 3/1/22

 2,042,500

 3,200,000

 Vanguard Natural Resources LLC, 7.875%, 4/1/20

 2,857,043

 5,200,000

 Whiting Canadian Holding Co ULC, 8.125%, 12/1/19

 5,362,500

 1,850,000

 WPX Energy, Inc., 7.5%, 8/1/20

 1,877,750

 4,100,000

 WPX Energy, Inc., 8.25%, 8/1/23

 4,166,625

 $

 115,915,972

 Oil & Gas Refining & Marketing - 0.8%

 6,525,000

 Calumet Specialty Products Partners LP, 6.5%, 4/15/21

 $

 6,417,990

 4,695,000

 Tesoro Corp., 5.375%, 10/1/22

 4,765,425

 $

 11,183,415

 Oil & Gas Storage & Transportation - 1.7%

 4,810,000

 Crestwood Midstream Partners LP, 6.125%, 3/1/22

 $

 4,749,875

 2,840,000

 Energy Transfer Equity LP, 5.875%, 1/15/24

 2,889,700

 3,220,000

 Global Partners LP, 7.0%, 6/15/23 (144A)

 3,099,250

 6,775,000

 Sabine Pass Liquefaction LLC, 5.625%, 2/1/21

 6,910,500

 4,685,000

 Targa Resources Partners LP, 4.25%, 11/15/23

 4,333,625

 $

 21,982,950

 Coal & Consumable Fuels - 0.2%

 4,170,000

 James River Coal Co., 7.875%, 4/1/19 (e)

 $

 5,212

 2,250,000

 SunCoke Energy Partners LP, 7.375%, 2/1/20 (144A)

 2,205,000

 $

 2,210,212

 Total Energy

 $

 164,416,399

 Materials - 5.6%

 Commodity Chemicals - 1.1%

 1,220,000

 Hexion, Inc., 6.625%, 4/15/20

 $

 1,117,825

 2,756,000

 Hexion, Inc., 8.875%, 2/1/18

 2,397,720

 2,445,000

 Hexion, Inc., 9.0%, 11/15/20

 1,735,950

 1,750,000

 Rain CII Carbon LLC, 8.0%, 12/1/18 (144A)

 1,710,625

 5,195,000

 Tronox Finance LLC, 6.375%, 8/15/20

 4,259,900

 4,560,000

 Tronox Finance LLC, 7.5%, 3/15/22 (144A)

 3,739,200

 $

 14,961,220

 Metal & Glass Containers - 3.5%

 3,811,008

 Ardagh Finance Holdings SA, 8.625%, (0.00% Cash, 8.625% PIK) 6/15/19 (144A) (PIK)

 $

 3,982,503

 3,350,000

 Ardagh Packaging Finance Plc, 6.75%, 1/31/21 (144A)

 3,433,750

 758,824

 Ardagh Packaging Finance Plc, 7.0%, 11/15/20 (144A)

 766,412

 7,100,000

 Ball Corp., 5.25%, 7/1/25

 7,139,405

 13,120,000

 Crown Cork & Seal Co., Inc., 7.375%, 12/15/26

 14,628,806

 3,700,000

 Reynolds Group Issuer, Inc., 8.25%, 2/15/21

 3,838,750

 7,495,000

 Reynolds Group Issuer, Inc., 8.5%, 5/15/18

 7,616,794

 4,565,000

 Reynolds Group Issuer, Inc., 9.875%, 8/15/19

 4,801,809

 $

 46,208,229

 Diversified Metals & Mining - 0.1%

 1,595,000

 Prince Mineral Holding Corp., 11.5%, 12/15/19 (144A)

 $

 1,443,475

 Gold - 0.3%

 5,580,000

 IAMGOLD Corp., 6.75%, 10/1/20 (144A)

 $

 4,101,300

 Steel - 0.4%

 3,375,000

 Cliffs Natural Resources, Inc., 8.25%, 3/31/20 (144A)

 $

 3,062,812

 2,855,000

 JMC Steel Group, Inc., 8.25%, 3/15/18 (144A)

 2,533,812

 $

 5,596,624

 Paper Products - 0.2%

 3,845,000

 Resolute Forest Products, Inc., 5.875%, 5/15/23

 $

 3,210,575

 Total Materials

 $

 75,521,423

 Capital Goods - 3.8%

 Aerospace & Defense - 0.8%

 3,675,000

 Constellis Holdings LLC, 9.75%, 5/15/20 (144A)

 $

 3,509,625

 4,350,000

 DigitalGlobe, Inc., 5.25%, 2/1/21 (144A)

 4,176,000

 2,853,000

 DynCorp International, Inc., 10.375%, 7/1/17

 2,168,280

 $

 9,853,905

 Building Products - 0.1%

 1,750,000

 Gibraltar Industries, Inc., 6.25%, 2/1/21

 $

 1,793,750

 Construction & Engineering - 0.8%

 1,390,000

 AECOM, 5.875%, 10/15/24 (144A)

 $

 1,410,850

 5,795,000

 Amsted Industries, Inc., 5.0%, 3/15/22 (144A)

 5,780,512

 3,000,000

 Dycom Investments, Inc., 7.125%, 1/15/21

 3,142,500

 $

 10,333,862

 Industrial Conglomerates - 0.3%

 4,030,000

 JB Poindexter & Co., Inc., 9.0%, 4/1/22 (144A)

 $

 4,362,475

 Construction & Farm Machinery & Heavy Trucks - 0.3%

 4,050,000

 Navistar International Corp., 8.25%, 11/1/21

 $

 3,824,780

 Industrial Machinery - 0.7%

 6,901,000

 Apex Tool Group LLC, 7.0%, 2/1/21 (144A)

 $

 6,176,395

 1,478,000

 Liberty Tire Recycling LLC, 11.0%, 3/31/21 (0.0% cash, 11.0% PIK) (144A) (PIK) (g)

 945,920

 2,660,000

 Xerium Technologies, Inc., 8.875%, 6/15/18

 2,739,800

 $

 9,862,115

 Trading Companies & Distributors - 0.8%

 5,200,000

 Rexel SA, 5.25%, 6/15/20 (144A)

 $

 5,343,000

 5,145,000

 WESCO Distribution, Inc., 5.375%, 12/15/21

 5,145,000

 $

 10,488,000

 Total Capital Goods

 $

 50,518,887

 Commercial Services & Supplies - 0.7%

 Environmental & Facilities Services - 0.1%

 2,000,000

 Safway Group Holding LLC, 7.0%, 5/15/18 (144A)

 $

 2,040,000

 Diversified Support Services - 0.6%

 1,800,000

 NANA Development Corp., 9.5%, 3/15/19 (144A)

 $

 1,692,000

 3,695,000

 The GEO Group, Inc., 5.875%, 10/15/24

 3,824,325

 2,165,000

 TMS International Corp., 7.625%, 10/15/21 (144A)

 2,098,894

 $

 7,615,219

 Total Commercial Services & Supplies

 $

 9,655,219

 Transportation - 1.1%

 Airlines - 0.4%

 1,920,000

 Air Canada, 5.00%, 3/15/20 (144A)

 $

 1,883,040

 2,950,000

 Intrepid Aviation Group Holdings LLC, 6.875%, 2/15/19 (144A)

 2,750,875

 $

 4,633,915

 Railroads - 0.3%

 4,250,000

 Florida East Coast Holdings Corp., 6.75%, 5/1/19 (144A)

 $

 4,292,500

 Trucking - 0.3%

 1,990,000

 Jack Cooper Holdings Corp., 9.25%, 6/1/20 (144A)

 $

 1,825,825

 3,500,000

 syncreon Group BV, 8.625%, 11/1/21 (144A)

 2,625,000

 $

 4,450,825

 Airport Services - 0.1%

 1,700,000

 Aguila 3 SA, 7.875%, 1/31/18 (144A)

 $

 1,744,625

 Total Transportation

 $

 15,121,865

 Automobiles & Components - 0.3%

 Auto Parts & Equipment - 0.1%

 1,440,000

 Pittsburgh Glass Works LLC, 8.0%, 11/15/18 (144A)

 $

 1,508,400

 Automobile Manufacturers - 0.2%

 2,050,000

 ZF North America Capital, Inc., 4.75%, 4/29/25 (144A)

 $

 2,003,875

 Total Automobiles & Components

 $

 3,512,275

 Consumer Durables & Apparel - 3.9%

 Homebuilding - 3.7%

 2,100,000

 Brookfield Residential Properties, Inc., 6.5%, 12/15/20 (144A)

 $

 2,121,000

 4,345,000

 DR Horton, Inc., 5.75%, 8/15/23

 4,627,425

 8,375,000

 KB Home, 7.0%, 12/15/21

 8,657,656

 4,150,000

 Lennar Corp., 4.5%, 6/15/19

 4,284,875

 8,730,000

 Lennar Corp., 4.75%, 11/15/22

 8,751,825

 3,660,000

 Meritage Homes Corp., 7.0%, 4/1/22

 3,897,900

 1,800,000

 Rialto Holdings LLC, 7.0%, 12/1/18 (144A)

 1,854,000

 1,500,000

 Shea Homes LP, 5.875%, 4/1/23 (144A)

 1,522,500

 6,975,000

 Standard Pacific Corp., 6.25%, 12/15/21

 7,445,812

 3,195,000

 Taylor Morrison Communities, Inc., 5.875%, 4/15/23

 3,198,994

 2,540,000

 The Ryland Group, Inc., 5.375%, 10/1/22

 2,571,750

 $

 48,933,737

 Textiles - 0.2%

 2,920,000

 Springs Industries, Inc., 6.25%, 6/1/21

 $

 2,905,400

 Total Consumer Durables & Apparel

 $

 51,839,137

 Consumer Services - 1.9%

 Casinos & Gaming - 1.1%

 2,075,000

 GLP Capital LP, 4.375%, 11/1/18

 $

 2,147,625

 443,160

 Mashantucket Western Pequot Tribe, 6.5%, 7/1/36 (1.0% cash, 5.50% PIK) (PIK) (f)

 4,432

 12,050,000

 Scientific Games International, Inc., 10.0%, 12/1/22

 11,703,562

 700,000

 Scientific Games International, Inc., 6.25%, 9/1/20

 557,168

 $

 14,412,787

 Hotels, Resorts & Cruise Lines - 0.7%

 2,750,000

 NCL Corp., Ltd., 5.25%, 11/15/19 (144A)

 $

 2,846,250

 1,680,000

 Viking Cruises, Ltd., 6.25%, 5/15/25 (144A)

 1,667,400

 4,290,000

 Viking Cruises, Ltd., 8.5%, 10/15/22 (144A)

 4,767,262

 $

 9,280,912

 Education Services - 0.1%

 1,895,000

 Cambium Learning Group, Inc., 9.75%, 2/15/17

 $

 1,913,950

 Total Consumer Services

 $

 25,607,649

 Media - 3.4%

 Advertising - 0.4%

 5,360,000

 MDC Partners, Inc., 6.75%, 4/1/20 (144A)

 $

 5,306,400

 Broadcasting - 0.7%

 6,170,000

 Gannett Co., Inc., 6.375%, 10/15/23

 $

 6,524,775

 2,975,000

 Quebecor Media, Inc., 5.75%, 1/15/23

 3,049,375

 $

 9,574,150

 Cable & Satellite - 1.8%

 9,250,000

 CCO Holdings LLC, 6.5%, 4/30/21

 $

 9,672,031

 3,080,000

 DISH DBS Corp., 5.875%, 11/15/24

 2,987,600

 1,575,000

 Numericable-SFR SAS, 6.0%, 5/15/22 (144A)

 1,602,562

 9,050,000

 Videotron, Ltd., 5.375%, 6/15/24 (144A)

 9,140,500

 $

 23,402,693

 Movies & Entertainment - 0.4%

 425,000

 Regal Entertainment Group, 5.75%, 3/15/22

 $

 435,625

 2,895,000

 Regal Entertainment Group, Inc., 5.75%, 2/1/25

 2,811,769

 2,665,000

 WMG Acquisition Corp., 6.75%, 4/15/22 (144A)

 2,571,725

 $

 5,819,119

 Publishing - 0.1%

 1,675,000

 MPL 2 Acquisition Canco, Inc., 9.875%, 8/15/18 (144A)

 $

 1,762,938

 Total Media

 $

 45,865,300

 Retailing - 0.9%

 Department Stores - 0.4%

 2,710,000

 Argos Merger Sub, Inc., 7.125%, 3/15/23 (144A)

 $

 2,865,825

 2,910,000

 Dollar Tree, Inc., 5.75%, 3/1/23 (144A)

 3,070,050

 $

 5,935,875

 Computer & Electronics Retail - 0.2%

 2,590,000

 Rent-A-Center, Inc., 6.625%, 11/15/20

 $

 2,560,862

 Specialty Stores - 0.3%

 4,010,000

 Outerwall, Inc., 5.875%, 6/15/21

 $

 3,819,525

 Total Retailing

 $

 12,316,262

 Food & Staples Retailing - 0.3%

 Food Distributors - 0.3%

 3,635,000

 KeHE Distributors LLC, 7.625%, 8/15/21 (144A)

 $

 3,844,012

 Total Food & Staples Retailing

 $

 3,844,012

 Food, Beverage & Tobacco - 1.6%

 Distillers & Vintners - 0.3%

 4,100,000

 Constellation Brands, Inc., 3.75%, 5/1/21

 $

 4,098,934

 Agricultural Products - 0.3%

 4,460,000

 Southern States Cooperative, Inc., 10.0%, 8/15/21 (144A)

 $

 4,058,600

 Packaged Foods & Meats - 0.5%

 2,425,000

 Pilgrim's Pride Corp., 5.75%, 3/15/25 (144A)

 $

 2,479,562

 2,300,000

 Post Holdings, Inc., 6.0%, 12/15/22 (144A)

 2,231,000

 1,775,000

 Post Holdings, Inc., 6.75%, 12/1/21 (144A)

 1,788,312

 $

 6,498,874

 Tobacco - 0.5%

 7,560,000

 Alliance One International, Inc., 9.875%, 7/15/21

 $

 6,633,900

 Total Food, Beverage & Tobacco

 $

 21,290,308

 Household & Personal Products - 0.3%

 Personal Products - 0.3%

 2,400,000

 Monitronics International, Inc., 9.125%, 4/1/20

 $

 2,328,000

 1,245,000

 Revlon Consumer Products Corp., 5.75%, 2/15/21

 1,245,000

 $

 3,573,000

 Total Household & Personal Products

 $

 3,573,000

 Health Care Equipment & Services - 3.3%

 Health Care Supplies - 0.2%

 2,210,000

 Sterigenics-Nordion Holdings LLC, 6.5%, 5/15/23 (144A)

 $

 2,259,725

 Health Care Services - 0.5%

 3,675,000

 BioScrip, Inc., 8.875%, 2/15/21

 $

 3,031,875

 3,055,000

 Quintiles Transnational Corp., 4.875%, 5/15/23 (144A)

 3,098,900

 $

 6,130,775

 Health Care Facilities - 2.0%

 11,400,000

 CHS, Inc., 8.0%, 11/15/19

 $

 11,984,125

 13,850,000

 HCA, Inc., 5.375%, 2/1/25

 14,161,625

 1,265,000

 Universal Hospital Services, Inc., 7.625%, 8/15/20

 1,182,775

 $

 27,328,525

 Managed Health Care - 0.5%

 6,965,000

 WellCare Health Plans, Inc., 5.75%, 11/15/20

 $

 7,313,250

 Health Care Technology - 0.1%

 1,400,000

 MedAssets, Inc., 8.0%, 11/15/18

 $

 1,443,750

 Total Health Care Equipment & Services

 $

 44,476,025

 Pharmaceuticals, Biotechnology & Life Sciences - 0.9%

 Pharmaceuticals - 0.9%

 5,610,000

 DPx Holdings BV, 7.5%, 2/1/22 (144A)

 $

 5,890,500

 5,700,000

 Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/23 (144A)

 5,927,430

 $

 11,817,930

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 11,817,930

 Banks - 1.0%

 Diversified Banks - 1.0%

 3,175,000

 6.10

 Bank of America Corp., Floating Rate Note (Perpetual)

 $

 3,160,712

 475,000

 6.50

 Bank of America Corp., Floating Rate Note, 10/23/49

 490,438

 4,125,000

 6.25

 Bank of America Corp., Floating Rate Note, 9/29/49

 4,128,836

 2,375,000

 5.90

 Citigroup, Inc., Floating Rate Note (Perpetual)

 2,360,988

 3,675,000

 5.88

 Wells Fargo & Company, Floating Rate Note (Perpetual)

 3,762,281

 $

 13,903,255

 Total Banks

 $

 13,903,255

 Diversified Financials - 3.4%

 Specialized Finance - 1.6%

 5,825,000

 Fly Leasing, Ltd., 6.375%, 10/15/21

 $

 5,912,375

 1,515,000

 Nationstar Mortgage LLC, 6.5%, 6/1/22

 1,378,650

 10,350,000

 Nationstar Mortgage LLC, 6.5%, 7/1/21

 9,664,312

 1,820,000

 Nationstar Mortgage LLC, 6.5%, 8/1/18

 1,802,928

 3,100,000

 Oxford Finance LLC, 7.25%, 1/15/18 (144A)

 3,177,500

 $

 21,935,765

 Consumer Finance - 0.7%

 2,000,000

 Ally Financial, Inc., 4.625%, 3/30/25

 $

 1,925,000

 1,250,000

 Ally Financial, Inc., 4.625%, 5/19/22

 1,246,875

 3,875,000

 5.55

 Capital One Financial Corp., Floating Rate Note (Perpetual)

 3,879,650

 3,265,000

 TMX Finance LLC, 8.5%, 9/15/18 (144A)

 2,595,675

 $

 9,647,200

 Investment Banking & Brokerage - 0.7%

 1,000,000

 E*TRADE Financial Corp., 4.625%, 9/15/23

 $

 995,000

 4,325,000

 5.55

 Morgan Stanley, Floating Rate Note (Perpetual)

 4,303,375

 3,975,000

 5.38

 The Goldman Sachs Group, Inc., Floating Rate Note (Perpetual)

 3,951,150

 $

 9,249,525

 Diversified Capital Markets - 0.4%

 5,490,000

 Quicken Loans, Inc., 5.75%, 5/1/25 (144A)

 $

 5,311,575

 Total Diversified Financials

 $

 46,144,065

 Insurance - 5.3%

 Life & Health Insurance - 0.9%

 2,310,000

 CNO Financial Group, Inc., 4.5%, 5/30/20

 $

 2,385,075

 5,400,000

 Fidelity & Guaranty Life Holdings, Inc., 6.375%, 4/1/21 (144A)

 5,670,000

 4,200,000

 5.65

 Voya Financial, Inc., Floating Rate Note, 5/15/53

 4,290,720

 $

 12,345,795

 Reinsurance - 4.4%

 500,000

 5.91

 Alamo Re, Ltd., Floating Rate Note, 6/7/18 (Cat Bond) (144A)

 $

 498,950

 4,064,365

 Altair Re, Variable Rate Notes, 6/30/16 (e)

 692,568

 2,800,000

 Altair Re, Variable Rate Notes, 6/30/17 (e)

 2,898,560

 1,000,000

 Arlington Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 8/31/16 (e)

 1,014,200

 1,000,000

 Berwick Segregated Account (KANE SAC Ltd.), Variable Rate Note, 1/22/16 (e)

 1,023,800

 4,500,000

 Carnoustie Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 2/19/16 (e)

 4,816,800

 1,200,000

 Clarendon Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 6/15/16 (e)

 1,160,760

 550,000

 0.00

 Compass Re II, Ltd., Floating Rate Note, 12/8/15 (Cat Bond)

 526,790

 3,014,550

 Exeter Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 1/7/16 (e)

 3,066,099

 1,500,000

 Fairfield Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 2/2/16 (e)

 1,444,950

 6,200,000

 Gullane Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 1/22/17 (e)

 6,558,980

 1,261,500

 Hereford Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 1/7/16 (e)

 1,305,274

 1,000,000

 3.76

 Kilimanjaro Re, Ltd., Floating Rate Note, 11/25/19 (Cat Bond) (144A)

 984,000

 500,000

 Lahinch Re, Variable Rate Notes, 6/15/16 (e)

 490,750

 2,600,000

 Lorenz Re, Ltd., Variable Rate Notes, 3/31/18 (e)

 2,682,940

 1,467,400

 Muirfield Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 1/12/16 (e)

 1,501,003

 4,500,000

 Pangaea Re, Series 2015-1, Principal at Risk Notes, 2/1/19 (e)

 4,832,550

 5,800,000

 Pangaea Re, Series 2015-2, Principal at Risk Notes, 11/30/19 (e)

 5,891,640

 5,120,000

 Pangaea Re., Variable Rate Notes, 7/1/18 (e)

 92,160

 1,500,000

 Prestwick Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 7/1/16 (e)

 1,538,700

 12,321

 Sector Re V, Ltd., Variable Rate Notes, 12/1/18 (144A) (e)

 89,506

 1,100,000

 Sector Re V, Ltd., Variable Rate Notes, 12/1/19 (144A) (e)

 1,164,460

 1,000,000

 Sector Re V, Ltd., Variable Rate Notes, 3/1/20 (144A) (e)

 1,017,800

 1,300,000

 Sector Re V, Ltd., Variable Rate Notes, 3/1/20 (144A) (e)

 1,311,830

 2,152

 Sector Re V, Ltd., Variable Rate Notes, 3/30/19  (144A) (e)

 297,306

 2,000,000

 Silverton Re, Ltd., Variable Rate Notes, 9/16/16 (144A) (e)

 78,000

 2,000,000

 Silverton RE, Ltd., Variable Rate Notes, 9/18/17 (144A) (e)

 2,217,200

 3,000,000

 St. Andrews Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 1/22/16 (e)

 3,075,300

 1,514,150

 Troon Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 1/12/16 (e)

 1,539,133

 506,000

 Turnberry Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 1/15/16 (e)

 511,414

 4,400,000

 Versutus Ltd., Series 2015-A, Variable Rate Notes, 12/31/2017 (e)

 4,701,840

 $

 59,025,263

 Total Insurance

 $

 71,371,058

 Real Estate - 0.8%

 Specialized REIT - 0.7%

 3,252,860

 AAF Holdings LLC, 12.0%, 7/1/19 (144A) (12.0% cash, 0.0% PIK) (PIK)

 $

 3,228,464

 5,465,000

 Equinix, Inc., 5.375%, 4/1/23

 5,519,104

 $

 8,747,568

 Real Estate Services - 0.1%

 1,480,000

 Kennedy-Wilson, Inc., 5.875%, 4/1/24

 $

 1,467,050

 Total Real Estate

 $

 10,214,618

 Software & Services - 1.7%

 Internet Software & Services - 1.1%

 3,400,000

 Bankrate, Inc., 6.125%, 8/15/18 (144A)

 $

 3,306,500

 4,475,000

 Cimpress NV, 7.0%, 3/24/22 (144A)

 4,586,875

 6,085,000

 j2 Global, Inc., 8.0%, 8/1/20

 6,548,981

 $

 14,442,356

 Data Processing & Outsourced Services - 0.4%

 2,350,000

 Audatex North America, Inc., 6.0%, 6/15/21 (144A)

 $

 2,399,938

 3,688,000

 NeuStar, Inc., 4.5%, 1/15/23

 3,134,800

 $

 5,534,738

 Home Entertainment Software - 0.2%

 3,285,000

 Activision Blizzard, Inc., 6.125%, 9/15/23 (144A)

 $

 3,539,588

 Total Software & Services

 $

 23,516,682

 Technology Hardware & Equipment - 1.1%

 Communications Equipment - 0.3%

 1,890,000

 CommScope Technologies Finance LLC, 6.0%, 6/15/25 (144A)

 $

 1,866,375

 1,595,000

 Plantronics, Inc., 5.5%, 5/31/23 (144A)

 1,618,925

 $

 3,485,300

 Technology Hardware, Storage & Peripherals - 0.7%

 5,900,000

 Seagate HDD Cayman, 4.75%, 1/1/25

 $

 5,841,472

 4,300,000

 Seagate HDD Cayman, 4.75%, 6/1/23

 4,352,675

 $

 10,194,147

 Electronic Manufacturing Services - 0.1%

 1,380,000

 Flextronics International, Ltd., 4.625%, 2/15/20

 $

 1,424,850

 Total Technology Hardware & Equipment

 $

 15,104,297

 Semiconductors & Semiconductor Equipment - 0.9%

 Semiconductor Equipment - 0.4%

 5,100,000

 Entegris, Inc., 6.0%, 4/1/22 (144A)

 $

 5,227,500

 Semiconductors - 0.5%

 2,230,000

 Advanced Micro Devices, Inc., 6.75%, 3/1/19

 $

 1,622,325

 1,420,000

 Advanced Micro Devices, Inc., 7.0%, 7/1/24

 944,300

 2,680,000

 Micron Technology, Inc., 5.25%, 8/1/23 (144A)

 2,579,500

 1,825,000

 Micron Technology, Inc., 5.875%, 2/15/22

 1,861,500

 $

 7,007,625

 Total Semiconductors & Semiconductor Equipment

 $

 12,235,125

 Telecommunication Services - 6.0%

 Integrated Telecommunication Services - 3.5%

 2,765,000

 CenturyLink, Inc., 5.625%, 4/1/25 (144A)

 $

 2,526,519

 3,625,000

 CenturyLink, Inc., 5.8%, 3/15/22

 3,520,781

 3,300,000

 CenturyLink, Inc., 6.45%, 6/15/21

 3,366,000

 9,858,000

 Cincinnati Bell, Inc., 8.375%, 10/15/20

 10,338,578

 304,000

 Frontier Communications Corp., 7.125%, 1/15/23

 274,360

 9,401,000

 Frontier Communications Corp., 8.5%, 4/15/20

 9,730,035

 3,100,000

 Frontier Communications Corp., 8.75%, 4/15/22

 3,074,812

 8,830,000

 Windstream Corp., 7.5%, 6/1/22

 7,262,675

 4,975,000

 Windstream Services LLC, 6.375%, 8/1/23

 3,855,625

 3,460,000

 Windstream Services LLC, 7.75%, 10/15/20

 3,168,062

 $

 47,117,447

 Wireless Telecommunication Services - 2.5%

 1,840,000

 Altice Financing SA, 6.625%, 2/15/23 (144A)

 $

 1,895,200

 14,235,000

 Sprint Corp., 7.25%, 9/15/21

 13,612,219

 1,200,000

 T-Mobile USA, Inc., 6.5%, 1/15/24

 1,267,128

 4,300,000

 T-Mobile USA, Inc., 6.542%, 4/28/20

 4,529,620

 3,180,000

 T-Mobile USA, Inc., 6.625%, 4/1/23

 3,386,700

 2,865,000

 T-Mobile USA, Inc., 6.633%, 4/28/21

 3,033,176

 2,000,000

 T-Mobile USA, Inc., 6.731%, 4/28/22

 2,120,000

 3,350,000

 WCP Issuer llc, 6.657%, 8/15/20 (144A)

 3,516,662

 $

 33,360,705

 Total Telecommunication Services

 $

 80,478,152

 Utilities - 1.7%

 Electric Utilities - 0.7%

 7,360,000

 Talen Energy Supply LLC, 4.625%, 7/15/19 (144A)

 $

 7,139,200

 2,250,000

 Talen Energy Supply LLC, 6.5%, 6/1/25 (144A)

 2,205,000

 $

 9,344,200

 Gas Utilities - 0.4%

 1,850,000

 Ferrellgas LP, 6.5%, 5/1/21

 $

 1,854,625

 3,585,000

 Ferrellgas LP, 6.75%, 1/15/22

 3,611,888

 $

 5,466,513

 Independent Power Producers & Energy Traders - 0.6%

 1,650,000

 AES Corp. Virginia, 5.5%, 3/15/24

 $

 1,608,750

 1,450,000

 NRG Energy, Inc., 6.25%, 5/1/24

 1,424,625

 4,700,000

 NRG Energy, Inc., 7.625%, 1/15/18

 5,098,560

 $

 8,131,935

 Total Utilities

 $

 22,942,648

 TOTAL CORPORATE BONDS

 (Cost $871,635,915)

 $

 835,285,591

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.5%

 5,000,000

 0.10

 U.S. Treasury Note, Floating Rate Note, 1/31/16

 $

 5,000,000

 5,000,000

 0.10

 U.S. Treasury Note, Floating Rate Note, 10/31/16

 4,999,950

 5,000,000

 0.12

 U.S. Treasury Note, Floating Rate Note, 4/30/16

 5,000,810

 5,000,000

 0.12

 U.S. Treasury Note, Floating Rate Note, 7/31/16

 5,001,010

 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS

 (Cost $19,998,150)

 $

 20,001,770

 SENIOR FLOATING RATE LOAN INTERESTS - 8.3% **

 Energy - 0.6%

 Oil & Gas Drilling - 0.4%

 3,863,910

 7.50

 Jonah Energy LLC, Term Loan (Second Lien), 5/8/21

 $

 3,535,478

 2,297,125

 5.75

 Offshore Group Investment, Ltd., Term Loan, 3/28/19

 1,185,891

 $

 4,721,369

 Oil & Gas Equipment & Services - 0.2%

 5,168,665

 8.38

 Fieldwood Energy LLC, Closing Date Loan (Second Lien), 9/30/20

 $

 2,858,918

 Total Energy

 $

 7,580,287

 Materials - 0.5%

 Specialty Chemicals - 0.5%

 5,100,000

 0.27

 A. Schulman, Inc., Bridge Facility, 3/25/16

 $

 5,100,000

 1,485,460

 3.75

 Axalta Coating Systems US Holdings, Inc., Refinanced Term B Loan, 2/1/20

 1,486,080

 $

 6,586,080

 Diversified Metals & Mining - 0.0% †

 530,000

 3.75

 Fortescue Metals Group Ltd., Bank Loan, 6/30/19

 $

 435,649

 Total Materials

 $

 7,021,729

 Capital Goods - 0.6%

 Building Products - 0.6%

 7,410,000

 0.00

 Builders Firstsource Inc.,  Bridge Loan,  4/13/16 (d)

 $

 7,410,000

 Total Capital Goods

 $

 7,410,000

 Commercial Services & Supplies - 0.3%

 Environmental & Facilities Services - 0.1%

 614,363

 4.00

 WCA Waste Corp., Term Loan, 3/23/18

 $

 612,443

 Diversified Support Services - 0.0% †

 419,879

 4.84

 IAP Worldwide Services, Inc., Term Loan, 7/18/19

 $

 415,680

 Security & Alarm Services - 0.2%

 2,673,469

 4.25

 Monitronics International, Inc., Term B Loan, 3/23/18

 $

 2,686,003

 Total Commercial Services & Supplies

 $

 3,714,126

 Automobiles & Components - 0.7%

 Auto Parts & Equipment - 0.7%

 1,940,350

 4.50

 TI Group Automotive Systems LLC., (Term Loan), 6/25/22

 $

 1,950,659

 7,387

 3.50

 Allison Transmission, Inc., Term B-3 Loan, 8/23/19

 7,420

 7,951,823

 4.00

 Tower Automotive Holdings USA LLC, Refinancing Term Loan, 4/23/20

 7,961,762

 $

 9,919,841

 Total Automobiles & Components

 $

 9,919,841

 Media - 0.7%

 Advertising - 0.1%

 1,973,082

 6.75

 Affinion Group, Inc., Tranche B Term Loan, 4/30/18

 $

 1,876,401

 Broadcasting - 0.1%

 1,406,400

 4.00

 Univision Communications, Inc., Replacement First-Lien Term Loan, 3/1/20

 $

 1,407,376

 Cable & Satellite - 0.4%

 5,725,000

 0.00

 Charter Communications, Bridge Loan (First Lien), 6/26/16 (d)

 $

 5,725,000

 Movies & Entertainment - 0.1%

 764,711

 3.75

 Cinedigm Digital Funding 1 LLC, Term Loan, 2/28/18

 $

 765,667

 Total Media

 $

 9,774,444

 Retailing - 0.5%

 Automotive Retail - 0.5%

 6,835,250

 5.25

 CWGS Group LLC, Term Loan, 2/20/20

 $

 6,873,698

 Total Retailing

 $

 6,873,698

 Food & Staples Retailing - 0.6%

 Drug Retail - 0.6%

 7,530,000

 7.00

 Rite Aid Corporation, Bridge Loan, 2/23/16

 $

 7,530,000

 Food Distributors - 0.0% †

 8,454

 5.75

 AdvancePierre Foods, Inc., Term Loan (First Lien), 7/10/17

 $

 8,488

 Total Food & Staples Retailing

 $

 7,538,488

 Health Care Equipment & Services - 1.2%

 Health Care Equipment - 0.2%

 2,379,743

 4.50

 Kinetic Concepts, Inc., Term  DTL-E1 loan, 5/4/18

 $

 2,394,059

 Health Care Services - 1.0%

 1,355,556

 4.50

 National Surgical Hospitals Inc., First Lien Term Loan, 5/15/22

 $

 1,356,369

 1,162,796

 4.25

 Alliance HealthCare Services, Inc., Initial Term Loan, 6/3/19

 1,161,888

 1,940,050

 7.50

 Ardent Medical Services, Inc., 1st Lien Term Loan, 5/2/18

 1,945,709

 720,822

 0.00

 Ardent Legacy Acquisitions Inc., 1st Lien Term Loan, 7/31/21 (d)

 725,327

 2,053,542

 6.25

 BioScrip, Inc., Initial Term B Loan, 7/31/20

 2,044,558

 1,232,125

 6.50

 BioScrip, Inc., Term Loan, 7/31/20

 1,226,735

 3,430,000

 8.28

 MJ Acquisition Corporation, 2nd Lien Term Loan, 4/08/23

 3,449,208

 2,557,625

 4.25

 National Mentor Holdings, Inc., Tranche B Term Loan, 1/31/21

 2,565,618

 $

 14,475,412

 Managed Health Care - 0.1%

 721,714

 9.75

 MMM Holdings, Inc., Term Loan, 10/9/17

 $

 564,742

 524,682

 9.75

 MSO of Puerto Rico, Inc., MSO Term Loan, 12/12/17

 410,564

 $

 975,306

 Total Health Care Equipment & Services

 $

 17,844,777

 Pharmaceuticals, Biotechnology & Life Sciences - 0.5%

 Biotechnology - 0.5%

 7,460,000

 7.00

 Lantheus Medical Imaging Inc., First Lien Term loan, 6/25/22

 $

 7,376,075

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 7,376,075

 Diversified Financials - 0.1%

 Other Diversified Financial Services - 0.1%

 1,965,497

 5.25

 WorldPay, Facility B2A Term Loan, 8/6/17

 $

 1,980,238

 Total Diversified Financials

 $

 1,980,238

 Insurance - 0.5%

 Multi-line Insurance - 0.5%

 369,685

 0.00

 Alliant Holdings I LLC, Initial Term Loan, 7/28/22 (d)

 $

 370,205

 1,230,157

 5.00

 Alliant Holdings I LLC, Initial Term Loan, 12/20/19

 1,231,886

 5,205,000

 0.00

 Alliant Holdings Inc., First Lien Bridge Loan, 7/9/23 (d)

 5,205,000

 Total Insurance

 $

 6,807,091

 Software & Services - 0.6%

 IT Consulting & Other Services - 0.2%

 1,980,000

 5.75

 Evergreen Skills Lux Sarl, Initial Term Loan (First Lien), 4/23/21

 $

 1,931,326

 Application Software - 0.4%

 4,813,691

 8.50

 Expert Global Solutions, Inc., Term B Advance (First Lien), 4/3/18

 $

 4,825,725

 668,841

 4.25

 Vertafore, Inc., Term Loan (2013), 10/3/19

 670,764

 $

 5,496,489

 Total Software & Services

 $

 7,427,815

 Telecommunication Services - 0.7%

 Integrated Telecommunication Services - 0.7%

 5,000,000

 0.00

 Level 3 Financing Inc., First Lien Term Loan, 5/31/22 (d)

 $

 4,986,875

 5,100,408

 3.50

 Virgin Media, First Lien Term Loan, 6/30/23

 5,090,049

 $

 10,076,924

 Total Telecommunication Services

 $

 10,076,924

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost $114,808,475)

 $

 111,345,533

 TEMPORARY CASH INVESTMENTS - 0.3%

 Commercial Paper - 0.3%

 3,355,000

 Barclays US Funding LLC, Commercial Paper, 8/3/15

 $

 3,354,938

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost $3,354,974)

 $

 3,354,938

 TOTAL INVESTMENT IN SECURITIES - 99.4%

 (Cost $1,349,575,086) (a)

 $

 1,334,174,105

 OTHER ASSETS & LIABILITIES - 0.6%

 $

 7,754,645

 TOTAL NET ASSETS - 100.0%

 $

 1,341,928,750

 †

 Amount rounds to less than 0.1%.

 *

 Non-income producing security.

 (PIK)

 Represents a pay-in-kind security.

 (Step)

 Bond issued with an initial coupon rate which converts to a higher rate at a later date.

 REIT

 Real Estate Investment Trust.

 (Perpetual)

 Security with no stated maturity date.

 (Cat Bond)

 Catastrophe or Event Linked Bond. At July 31, 2015, the value of these securities amounted to $2,009,740, or 0.1% of total net assets.

 REMICS

 Real Estate Mortgage Investment Conduits.

 **

Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders.  The rate shown is the coupon rate at period end.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At July 31, 2015, the value of these securities amounted to $307,694,160 or 22.9% of total net assets.

 (a)

 At July 31, 2015, the net unrealized depreciation on investments based on cost for federal income tax purposes of $1,354,694,042 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

 78,378,864

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

 $

 (98,898,801)

 Net unrealized depreciation

 $

 (20,519,937)

 (b)

 Debt obligation with a variable interest rate. Rate shown is rate at end of period.

 (c)

 Security issued with a zero coupon. Income is recognized through accretion of discount.

 (d)

 Rate to be determined.

 (e)

 Structured reinsurance investment. At July 31, 2015, the value of these securities amounted to $57,099,073 or 4.3% of total net assets.

 (f)

 Security is in default and is non-income producing.

 (g)

 Security is valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers).

 CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION

 Notional Principal ($) (1)

 Counterparty

 Obligation Entity/Index

 Coupon

 Credit Rating (2)

 Expiration Date

 Premiums Paid (Received)

 Unrealized Appreciation

27,629,015

 Chicago Mercentile Exchange

 Markit CDX North America High Yield Index

5.00
%

B
+

 12/20/19

$
1,879,644

$
269,535

(1)

 The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.

(2)

 Based on Standard & Poor's rating of the issuer or the weighted average of all the underlying securities in the index.

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) as Level 3.

 The following is a summary of the inputs used as of July 31, 2015, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Convertible Corporate Bonds

$
-

182,364,147

$
-

$
182,364,147

 Preferred Stocks

  Transportation

   Air Freight & Logistics

-

3,655,637

-

3,655,637

  Diversified Financials

   Consumer Finance

9,415,914

3,290,810

-

12,706,724

  Insurance

   Reinsurance

-

-

83,750

83,750

  All Other Preferred Stocks

19,655,170

-

-

19,655,170

 Convertible Preferred Stocks

  Energy

   Oil & Gas Exploration & Production

-

885,091

-

885,091

  Consumer Durables & Apparel

-

   Home Furnishings

-

12,627,872

-

12,627,872

  All Other Convertible Preferred Stocks

4,543,054

-

-

4,543,054

 Common Stocks

  Capital Goods

   Industrial Machinery

-

-

737

737

  Commercial Services & Supplies

   Diversified Support Services

-

42,412

-

42,412

  Transportation

   Air Freight & Logistics

-

1,688,724

-

1,688,724

  Consumer Services

-

   Education Services

-

393,380

-

393,380

  All Other Common Stocks

99,044,804

-

-

99,044,804

 Asset Backed Securities

-

1,266,257

-

1,266,257

 Collateralized Mortgage Obligations

-

25,228,514

-

25,228,514

 Corporate Bonds

  Capital Goods

   Industrial Machinery

-

-

945,920

945,920

  Insurance

   Reinsurance

-

2,009,740

57,015,523

59,025,263

 All Other Corporate Bonds

-

775,314,408

-

775,314,408

 U.S. Government and Agency Obligations

-

20,001,770

-

20,001,770

 Senior Floating Rate Loan Interests

-

111,345,533

-

111,345,533

 Commercial Paper

-

3,354,938

-

3,354,938

 Total

$
132,658,942

$
1,143,469,233

$
58,045,930

$
1,334,174,105

 Following is a reconciliation of assets using significant unobservable inputs (Level 3):

 Preferred

 Stocks

 Common Stocks

 Corporate Bonds

 Total

 Balance as of 10/31/14

$
5,359,616

$
-

$
34,341,400

$
39,701,016

 Realized gain (loss)1

-

-

46,666

46,666

 Change in unrealized appreciation (depreciation)2

(3,629,725
)

-

(6,804,264
)

(10,433,989
)

 Purchases

-

737

51,663,490

51,664,227

 Sales

-

-

(22,931,990
)

(22,931,990
)

 Transfers in and out of Level 3 Categories

(1,646,141
)

-

1,646,141

-

 Transfers into Level 3**

-

-

-

-

 Transfers out of Level 3**

-

-

-

-

 Balance as of 7/31/15

83,750

737

57,961,443

58,045,930

 1

 Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

 2

 Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

 **

 Transfers are calculated on the beginning of period values.

 During the period ended July 31, 2015 there were no transfers between Levels 1, 2 and 3.

 Net change in unrealized appreciation (depreciation) of investments still held as of 7/31/15

$
(10,433,989
)

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer High Yield Fund By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date September 29, 2015 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date September 29, 2015 By (Signature and Title)* /s/ Mark E. Bradley ----------------- Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer Date September 29, 2015 * Print the name and title of each signing officer under his or her signature.